9. Income tax (Details 2) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax
Income before income tax from continuing operations	$ 12,075,913	$ 19,612,546	$ 49,244,167
Income before income tax from discontinued operations	0	0	688,630
Income before income tax	12,075,913	19,612,546	49,932,797
At statutory income tax rate of 30%	(3,622,774)	(5,883,765)	(14,979,839)
Share of the profit of associates	(6,706)	238,468	(31,738)
Adjustment related to current income tax for the prior year	20,789	37,983	(11,068)
Effect related to statutory income tax rate change	631,781	111,766	384,451
IFRIC 23 effect	19,783	86,791	0
Effect related to the discount of income tax payable	197,621	(762,741)	1,528,155
Loss on net monetary position	(2,496,932)	(1,252,741)	(824,503)
Business combination tax effects	0	(265,426)	0
Others	138,463	(131,941)	(7,078)
Total	(5,117,975)	(7,821,606)	(13,941,620)
Income tax attributable to continuing operations	(5,117,975)	(7,821,606)	(13,831,383)
Income tax attributable to discontinuing operations	0	0	(110,237)
Income tax	$ (5,117,975)	$ (7,821,606)	$ (13,941,620)